UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2022

Date of reporting year:  August 31, 2022

Item 1. Report to Stockholders.

(a)

Principal Street High Income Municipal Fund
A Class Shares — GSTFX
Institutional Class Shares — GSTAX
Investor Class Shares — GSTEX

Principal Street Short Term Municipal Fund
Institutional Class Shares — PSTYX
Investor Class Shares — PSTEX

Annual Report

https://principalstreetfunds.com	August 31, 2022

(This Page Intentionally Left Blank.)

PRINCIPAL STREET FUNDS

Dear Investor,

We are pleased to present you with our Principal Street High Income Municipal Fund (“High Income Fund”) (share classes GSTAX/GSTEX/GSTFX) and Principal Street Short Term Municipal Fund (“Short Term Fund”) (share classes PSTYX/PSTEX) annual shareholder report for the fiscal year and period ended August 31, 2022 (hereafter: the reporting period).

High Income Fund Update

The High Income Fund delivered on its primary goals of providing high levels of tax-exempt income, while operating in a challenging market environment for US fixed income in general, and municipal bonds specifically, during the reporting period. Overall, we are comfortable with the orientation of the portfolio, and believe it is poised to behave as expected whenever stability is visited upon the municipal bond market, while continuing to hold its own relative to the peer group until that time.

MARKET UPDATE

Inflation and Rising Interest Rates Drive Performance

Municipal bond performance so far in 2022 has been poor with rates rising 100-200 basis points up and down the yield curve. Rate changes have caused significant declines in bond prices across the board. Inflation and inflation expectations firmly took hold of the market. And, once inflation expectations have embedded themselves within a market, they are difficult to shake off and tend to monopolize the focus of investors. Outflows were significant across the board as municipal bond funds returned all of the money brought in during 2021 and then some.

Fundamentals of underlying municipal credit remains strong, as state and local governments continue to reap the rewards of Federal pandemic stimulus programs. We expect the financial strength of municipalities to remain supported over the next several years, and we are focusing on credits that have the potential to endure any downturn in the economic cycle. One of the many benefits of most municipal credits is that they are not highly correlated to the general business cycle. This does not mean the market is immune to volatility or defaults, but that volatility typically presents some of the best buying opportunities and we constantly strive to position the High Income Fund properly in order to take advantage of such opportunities. This is where we concentrate our efforts.

PORTFOLIO UPDATE

Encouraging Net Flows Leads To Opportunism

In January 2022, Charlie Pulire, CFA, joined the management team as Senior Portfolio Manager. Charlie adds over 15 years of industry experience to the already deeply experienced team.

The high yield municipal bond market has seen volatility and considerable net outflows. At the end of the reporting period, the High Income Fund had assets under management (“AUM”) of around $294 million. As of 12/31/21 the High Income Fund’s AUM was around $310 million. Net of year-to-date performance, this indicates that flows, or at least the absence of significant outflows, have been very encouraging. And that, in turn, has allowed the team to continue to build out diversification of the portfolio by being opportunistic, as well as not being forced to sell into a soft market.

PRINCIPAL STREET FUNDS

Tax-Exempt Yield and Relative Total Return Strong

For the reporting period the High Income Fund’s total return for the Institutional Class was -9.88% (GSTAX), which ranked in the 17th percentile in the Morningstar High Yield Municipal Fund peer group out of 186 funds based on total return. Since inception, the Fund has ranked in the 54th percentile in the Morningstar High Yield Municipal Fund peer group out of 170 funds based on total return.

Annualized Rates of Return of the High Income Fund as of August 31, 2022

			Since Inception
	1-Year	3-Year	(9/15/17)
A Class (GSTFX) (with sales load)(1)(2)	-12.55%	-4.45%	0.68%
A Class (GSTFX) (without sales load)(1)	-10.56%	-3.72%	1.14%
Institutional Class (GSTAX)(3)	-9.88%	-3.31%	1.50%
Investor Class (GSTEX)(4)	-10.28%	-3.61%	1.11%
Bloomberg High Yield Municipal Bond Index	-10.06%	0.62%	3.57%

(1)
Inception date for the A Class was February 15, 2022. Performance for the A Class prior to the inception of the class is based on the performance of the Institutional Class, adjusted for the higher expenses applicable to the A Class.

(2)	Reflects the maximum front-end sales load of 2.25%.
(3)	Inception date for the Institutional Class was September 15, 2017.
(4)
Inception date for the Investor Class was March 23, 2020. Performance for the Investor Class prior to the inception of the class is based on the performance of the Institutional Class, adjusted for the higher expenses applicable to the Investor Class.

Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-877-914-7343. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Below is expense information for the Principal Street High Income Municipal Fund as disclosed in the Fund’s most recent prospectus dated February 14, 2022.

The contractual Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least February 14, 2023.

A Class	Gross Expenses: 1.03%; Net Expenses: 0.99%.
Institutional Class	Gross Expenses: 0.78%; Net Expenses: 0.74%.
Investor Class	Gross Expenses: 1.28%; Net Expenses: 1.24%.

PRINCIPAL STREET FUNDS

Short Term Fund Update

The Short Term Fund was launched on April 27, 2022. The Short Term Fund compliments the high yield strategy of the High Income Fund in that it is a short duration (< 3 years) and high grade (90% investment grade or greater) offering.

In the brief time since inception the Short Term Fund has existed in what is best described as a challenging market environment. Short term municipal rates have increased 100-200 basis points with some sectors widening even further (e.g. Diversified Financials). The relative performance of the Short Term Fund has met expectations. The Short Term Fund has demonstrated relatively low volatility and performed defensively throughout the period. The Short Term Fund has seen AUM grow from $10 million to $28 million, as of 9/30/22, which is encouraging considering the degree of outflows from municipal bond mutual funds during that time.

Performance, Distribution Yield of the Short Term Fund as of 9/30/22

		Since		SEC Yield
		Inception	Distribution	(subsidized/	Exp. Ratio(1)
Share Class	3M	(4/27/22)	Yield	unsubsidized)	(gross/net)
Institutional (PSTYX)	-1.28%	-0.66%	2.60%	2.79%/1.90%	1.17%/0.70%
Investor (PSTEX)	-1.57%	-1.00%	2.35%	2.51%/1.57%	1.42%/0.95%
Bloomberg 3-Year Municipal Bond Index	-1.98%	-0.98%

Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-877-914-7343. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Distribution Yield is the latest monthly dividend rate times 12, divided by the latest month-end NAV.

SEC Yield is based on the hypothetical annualized earning power (investment income only) of the Fund’s portfolio securities during the period indicated. Subsidized yields reflect fee waivers in effect. Without such waivers, yields would be reduced. Unsubsidized yields do not reflect fee waivers in effect.

(1)
The contractual Operating Expenses Limitation Agreement is indefinite but cannot be terminated through at least April 27, 2023 for the Principal Street Short Term Municipal Fund. The net expense ratio is applicable to investors.

LOOKING AHEAD

The reporting period has been marked by investors veering between risk-on and risk-off trades amidst inflation-driven rising interest rates. Flows into municipal bonds dried up as technical-driven perception about the asset class sent investors to the sidelines. We do not claim to know when, or how quickly, these conditions will abate. Fortunately, we were at least aware of these potential issues and were prepared to work through, and at times take advantage of, them.

Sincerely,

Principal Street Partners Municipal Bond Team

PRINCIPAL STREET FUNDS

Must be preceded or accompanied by a prospectus.

Opinions expressed are subject to change, are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Diversification does not assure a profit or protect against a loss in a declining market.

The Principal Street High Income Municipal Fund’s and Principal Street Short Term Municipal Fund’s primary investment objectives are to provide current income exempt from regular federal income tax. Income may be subject to state or local tax.

The Bloomberg High Yield Municipal Bond Index covers the high yield portion of the USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. One cannot invest directly in an Index.

The Bloomberg 3-Year Municipal Bond Index measures the performance of USD-denominated long-term, tax-exempt bond market with maturities of 1-3 years, including state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. One cannot invest directly in an Index.

Basis Points are a unit of measure used to describe the percentage change in the value of financial instruments or the rate change in an index or other benchmark. One basis point is equivalent to 0.01% (1/100th of a percent) or 0.0001 in decimal form.

High-yield fixed income securities or “junk bonds” are fixed-income securities held by the Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.

Distributions are not guaranteed and a company’s future ability to make distributions may be limited.

Mutual Fund investing involves risk. Principal loss is possible. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Fixed-income securities may be subject to interest rate, credit, liquidity, prepayment and extension risks. Interest rates may go up resulting in a decrease in the value of the fixed-income securities held by the Funds.

Morningstar Rankings represent a fund's total return percentile rank relative to all funds in the same Morningstar Category. The highest percentile rank is 1 and the lowest is 100. It is based on Morningstar total return, which includes both income and capital gains or losses and is not adjusted for sales charges or redemption fees. Past performance does not guarantee future results. Ratings shown for Institutional Class shares only: ratings for other share classes may differ.

© 2022 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

Principal Street Partners, LLC is the Investment Adviser to the Principal Street High Income Municipal Fund and the Principal Street Short Term Municipal Fund, which are distributed by Quasar Distributors, LLC.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Value of $25,000 Investment (Unaudited)

The chart assumes an initial investment of $25,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-877-914-7343. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of August 31, 2022

	1-Year	3-Year	Since Inception(1)
Institutional Class	-9.88%	-3.31%	1.50%
Investor Class	-10.28%	-3.61%	1.11%
A Class (with sales load)(2)	-12.55%	-4.45%	0.68%
A Class (without sales load)	-10.56%	-3.72%	1.14%
Bloomberg High Yield Municipal Bond Index(3)	-10.06%	0.62%	3.57%

(1)
Period since the Fund’s inception. The Institutional Class, Investor Class, and A Class commenced operations on September 15, 2017, March 23, 2020, and February 16, 2022, respectively. Performance for the Investor Class and A Class prior to the inception of the Investor Class and A Class is based on the performance of the Institutional Class, adjusted for the higher expenses applicable to the Investor Class and A Class.

(2)	Reflects a sales load of 2.25%.
(3)
The Bloomberg High Yield Municipal Bond Index covers the high yield portion of the USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. One cannot invest directly in an Index.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

The following is expense information for the Principal Street High Income Municipal Fund as disclosed in the Fund’s most recent prospectus dated February 14, 2022:

Institutional Class	Gross Expenses: 0.78%; Net Expenses: 0.74%.
Investor Class	Gross Expenses: 1.28%; Net Expenses: 1.24%.
A Class	Gross Expenses: 1.03%; Net Expenses: 0.99%.

Principal Street Partners, LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding certain expenses such as Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions and other transactional expenses, acquired fund fees and expenses, or extraordinary expenses) do not exceed 0.73% of the Fund’s average daily net assets. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expense Limitation Agreement is indefinite, but cannot be terminated through at least February 14, 2023. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Value of $25,000 Investment (Unaudited)

The chart assumes an initial investment of $25,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-877-914-7343. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return as of August 31, 2022

Since Inception(1)
Institutional Class	1.02%
Investor Class	0.94%
Bloomberg 3-Year Municipal Bond Index(2)	0.83%

(1)	Period since the Fund’s inception. The Institutional Class and Investor Class both commenced operations on April 27, 2022.
(2)
The Bloomberg 3-Year Municipal Bond Index measures the performance of USD-denominated long-term, tax-exempt bond market with maturities of 1-3 years, including state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. One cannot invest directly in an Index.

The following is expense information for the Principal Street Short Term Municipal Fund as disclosed in the Fund’s most recent prospectus dated April 27, 2022:

Institutional Class	Gross Expenses: 1.17%; Net Expenses: 0.70%.
Investor Class	Gross Expenses: 1.42%; Net Expenses: 0.95%.

Principal Street Partners, LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding certain expenses such as Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions and other transactional expenses, acquired fund fees and expenses, or extraordinary expenses) do not exceed 0.70% of the Fund’s average daily net assets. Fees waived and expenses paid

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expense Limitation Agreement is indefinite, but cannot be terminated through at least April 27, 2023. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Allocation of Portfolio(1) (Unaudited)
As of August 31, 2022
(% of Net Assets)

Top Ten Holdings(1) (Unaudited)
As of August 31, 2022
(% of Net Assets)

Wisconsin Public Finance Authority, 7.375%, 1/1/2050	3.7%
Wisconsin Public Finance Authority, 7.050%, 9/1/2046	3.0%
Angelina & Neches River Authority, 7.500%, 12/1/2045	3.0%
Falmouth City Solid Waste Disposal Facilities Revenue, 8.500%, 6/1/2040	2.9%
Port Beaumont Navigation District, 8.000%, 2/1/2039	2.6%
Atoka Industrial Development Authority, 8.000%, 8/1/2039	2.5%
Wisconsin Public Finance Authority, 5.750%, 5/1/2054	2.4%
South Carolina Economic Development Authority, 7.750%, 10/1/2057	2.3%
Commonwealth of Puerto Rico, 0.000%, 11/1/2051	2.3%
Erie Tobacco Asset Securitization Corp., 0.000%, 6/1/2060	2.2%

(1)	Fund holdings and allocations are subject to change at any time and are not recommendations to buy or sell any security.

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Allocation of Portfolio(1) (Unaudited)
As of August 31, 2022
(% of Net Assets)

Top Ten Holdings(1) (Unaudited)
As of August 31, 2022
(% of Net Assets)

District of Columbia Housing Finance Agency, 4.450%, 6/15/2031	2.4%
Public Finance Authority, 5.750%, 6/1/2025	1.9%
City of Converse, 4.000%, 2/1/2032	1.8%
Miami-Dade Aviation Revenue, 5.000%, 10/1/2030	1.7%
Wisconsin Public Finance Authority, 5.000%, 12/1/2027	1.7%
Minnesota General Fund, 5.000%, 3/1/2023	1.7%
Morton Grove Park District, 4.000%, 12/1/2032	1.4%
State of Illinois, 6.000%, 11/1/2026	1.3%
Westchester County Local Dev. Corp., 5.000%, 11/1/2030	1.2%
New York State Dormitory Authority, 5.000%, 3/15/2032	1.1%

(1)	Fund holdings and allocations are subject to change at any time and are not recommendations to buy or sell any security.

PRINCIPAL STREET FUNDS

Expense Example (Unaudited)
August 31, 2022

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, interest expense, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 – August 31, 2022).

ACTUAL EXPENSES

For each class, the first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

HIGH INCOME MUNICIPAL FUND

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(03/01/2022)	(08/31/2022)	(03/01/2022 to 08/31/2022)
Institutional Actual(2)(3)	$1,000.00	$ 930.40	$4.43
Institutional Hypothetical(4) (5% return before expenses)	$1,000.00	$1,020.62	$4.63

(1)
Expenses for the Institutional Class are equal to the annualized expense ratio for the most recent six-month period of 0.91%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual Institutional Class return for the six-month period ended August 31, 2022 of -6.96%.
(3)	Excluding interest expense, the actual expenses would be $3.55.
(4)	Excluding interest expense, the hypothetical expenses would be $3.72.

PRINCIPAL STREET FUNDS

Expense Example (Unaudited) – Continued
August 31, 2022

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(5)
	(03/01/2022)	(08/31/2022)	(03/01/2022 to 08/31/2022)
Investor Actual(6)(7)	$1,000.00	$ 929.50	$6.86
Investor Hypothetical(8) (5% return before expenses)	$1,000.00	$1,018.10	$7.17

(5)
Expenses for the Investor Class are equal to the annualized expense ratio for the most recent six-month period of 1.41%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(6)	Based on the actual Investor Class return for the six-month period ended August 31, 2022 of -7.05%.
(7)	Excluding interest expense, the actual expenses would be $5.98.
(8)	Excluding interest expense, the hypothetical expenses would be $6.26.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(9)
	(03/01/2022)	(08/31/2022)	(03/01/2022 to 08/31/2022)
A Class Actual(10)(11)	$1,000.00	$ 923.50	$5.82
A Class Hypothetical(12) (5% return before expenses)	$1,000.00	$1,019.16	$6.11

(9)
Expenses for the A Class are equal to the annualized expense ratio for the most recent six-month period of 1.20%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(10)	Based on the actual A Class return for the six-month period ended August 31, 2022 of -7.65%.
(11)	Excluding interest expense, the actual expenses would be $4.75.
(12)	Excluding interest expense, the hypothetical expenses would be $4.99.

SHORT TERM MUNICIPAL FUND

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	Since Inception(1)
	(04/27/2022)	(08/31/2022)	(04/27/2022 to 08/31/2022)
Institutional Actual(2)(3)	$1,000.00	$1,010.20	$2.41
Institutional Hypothetical(4) (5% return before expenses)	$1,000.00	$1,014.73	$2.41

(1)
Inception date for the Institutional Class was April 27, 2022. Expenses are equal to the annualized expense ratio for the period from inception through August 31, 2022 of 0.70%, multiplied by the average account value over the period, multiplied by 125/365 to reflect the period since inception.

(2)	Based on the actual Institutional Class return for the period from inception through August 31, 2022 of 1.02%.
(3)	Excluding interest expense, the actual expenses would be $2.41.
(4)	Excluding interest expense, the hypothetical expenses would be $2.41.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	Since Inception(5)
	(04/27/2022)	(08/31/2022)	(04/27/2022 to 08/31/2022)
Investor Actual(6)(7)	$1,000.00	$1,009.40	$3.30
Investor Hypothetical(8) (5% return before expenses)	$1,000.00	$1,013.84	$3.31

(5)
Inception date for the Investor Class was April 27, 2022. Expenses are equal to the annualized expense ratio for the period from inception through August 31, 2022 of 0.95%, multiplied by the average account value over the period, multiplied by 125/365 to reflect the period since inception.

(6)	Based on the actual Investor Class return for the period from inception through August 31, 2022 of 0.94%.
(7)	Excluding interest expense, the actual expenses would be $3.27.
(8)	Excluding interest expense, the hypothetical expenses would be $3.28.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments
August 31, 2022

Description	Par	Value

MUNICIPAL BONDS — 98.9%

Arizona — 3.7%
Arizona Industrial Development Authority
(Obligor: Empower College Prep)
6.000%, 07/01/2049	$1,000,000	$1,016,685
Arizona Industrial Development Authority, Series A
(Obligor: Legacy Cares, Inc.)
7.750%, 07/01/2050	1,600,000	1,703,859
6.000%, 07/01/2051	540,000	491,324
Arizona Industrial Development Authority, Series C
(Obligor: Legacy Cares, Inc.)
6.750%, 07/01/2030	2,000,000	2,058,460
La Paz County Industrial Development Authority
(Obligor: Imperial Valley Gateway Center)
7.000%, 12/01/2040	1,535,000	882,523
Maricopa County Industrial Development Authority
(Obligor: Christian Care Surprise)
6.000%, 01/01/2048	1,595,000	1,197,081
Sierra Vista Industrial Development Authority, Series A
(Obligor: Georgetown Community Development Authority)
0.000%, 10/01/2056 (c)(e)(g)	1,000,000	818,623
5.375%, 10/01/2056 (e)	2,200,000	1,448,163
Sierra Vista Industrial Development Authority, Series B
(Obligor: Georgetown Community Development Authority)
6.250%, 10/01/2036	1,500,000	1,262,874
		10,879,592

California — 2.2%
California Pollution Control Financing Authority
(Obligor: CalPlant I) (a)(b)
7.000%, 07/01/2022	1,000,000	600,000
7.500%, 07/01/2032	5,065,000	3,444,200
8.000%, 07/01/2039	3,845,000	2,307,000
7.500%, 12/01/2039	2,500,000	125,000
		6,476,200

Colorado — 6.3%
Aurora Highlands Community Authority Board
5.750%, 12/01/2051	4,000,000	3,738,079
Banning Lewis Ranch Metropolitan District No. 8
4.875%, 12/01/2051	2,500,000	2,046,804

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2022

Description	Par	Value

MUNICIPAL BONDS — 98.9% (Continued)

Colorado — 6.3% (Continued)
Canyon Pines Metropolitan District, Series A-1
5.250%, 12/01/2051	$2,000,000	$1,760,254
Cascade Ridge Metropolitan District
5.000%, 12/01/2051	1,000,000	853,944
Cherry Creek South Metropolitan District No. 5
6.000%, 12/01/2051	2,000,000	1,798,322
Cottonwood Hollow Residential Metropolitan District
5.000%, 12/01/2051	750,000	621,803
Four Corners Business Improvement District
6.000%, 12/01/2052	1,000,000	940,964
Grandview Reserve Metropolitan District No. 3, Series A
6.250%, 12/01/2052	1,500,000	1,452,379
Grandview Reserve Metropolitan District No. 3, Series B
9.000%, 12/15/2052	1,000,000	973,024
Legato Community Authority, Series B
8.250%, 12/15/2051	2,000,000	1,848,522
South Maryland Creek Ranch Metropolitan District, Series A
5.625%, 12/01/2047	1,625,000	1,632,446
Waters’ Edge Metropolitan District No. 2
5.000%, 12/01/2051	1,000,000	851,396
		18,517,937

Florida — 6.1%
Capital Trust Agency
(Obligor: Voans SW Florida Healthcare) (b)(i)
10.000%, 12/31/2022	4,250,000	3,400,000
Capital Trust Agency, Series A
(Obligor: Tuscan Gardens of Palm Coast Obligated Group) (b)
6.500%, 10/01/2032	1,090,000	637,650
6.750%, 10/01/2037	1,290,000	754,650
7.000%, 10/01/2040	1,525,000	892,125
7.000%, 10/01/2049	1,700,000	994,500
(Obligor: Tallahassee NHHI) (b)
7.000%, 12/01/2045	150,000	52,500
7.125%, 12/01/2050	2,000,000	700,000
(Obligor: Tapestry Senior Housing Walden) (b)
7.000%, 07/01/2052	2,200,000	572,000
Florida Development Finance Corp., Series B
(Obligor: Cabana at Jensen Dunes) (d)(g)
12.000%, 11/15/2056	5,025,000	5,273,737

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2022

Description	Par	Value

MUNICIPAL BONDS — 98.9% (Continued)

Florida — 6.1% (Continued)
Lake County Florida, Series A1
(Obligor: Village Veranda at Lady Lake Obligated Group) (b)
7.125%, 01/01/2052	$5,800,000	$4,524,000
		17,801,162

Georgia — 1.0%
LaGrange Development Authority, Series A
(Obligor: LaGrange College Obligated Group)
5.000%, 10/15/2052	3,000,000	2,886,959

Idaho — 0.7%
Spring Valley Community Infrastructure District No. 1
3.750%, 09/01/2051 (g)	2,500,000	1,938,484

Illinois — 1.9%
Illinois Finance Authority, Series A
(Obligor: Aim Art in Motion)
5.000%, 07/01/2051	2,000,000	1,663,045
Illinois Finance Authority, Series B
(Obligor: Aim Art in Motion)
5.000%, 07/01/2024	305,000	291,641
(Obligor: Blue Island) (b)
5.800%, 12/01/2053	1,220,000	12
(Obligor: Roosevelt University)
6.125%, 04/01/2058	2,500,000	2,561,198
Illinois Housing Development Authority, Sub-Series A-1
3.150%, 08/01/2028	1,000,000	982,483
		5,498,379

Indiana — 4.1%
Anderson Industrial Economic Development Revenue
(Obligor: Anderson University, Inc.)
6.000%, 10/01/2042	1,000,000	911,987
Evansville Manufactured Housing Revenue
(Obligor: Evansville RCF LP) (b)
5.450%, 01/01/2038	1,500,000	1,282,116
Goshen Manufactured Housing Revenue, Series A
(Obligor: Green Oaks of Goshen, LLC)
5.000%, 08/01/2041	2,500,000	1,966,757
Indiana Finance Authority
(Obligor: Brightmark Plastics Renewal) (a)
7.000%, 03/01/2039	6,360,000	5,079,476

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2022

Description	Par	Value

MUNICIPAL BONDS — 98.9% (Continued)

Indiana — 4.1% (Continued)
Valparaiso Manufactured Housing Revenue
(Obligor: Green Oaks of Valparaiso)
5.375%, 12/01/2041	$3,500,000	$2,781,351
		12,021,687

Iowa — 1.2%
Iowa Finance Authority
(Obligor: Sunrise Manor)
5.000%, 09/01/2051	1,000,000	783,802
(Obligor: Riserville Holdings) (a)
5.000%, 12/01/2051	3,575,000	2,765,871
		3,549,673

Kansas — 0.1%
Prairie Village Meadowbrook Project
2.875%, 04/01/2030	180,000	153,964

Kentucky — 2.9%
City of Falmouth Solid Waste Disposal Facilities Revenue
(Obligor: Texas Bluegrass Biofuels, LLC) (g)
8.500%, 06/01/2040	8,875,000	8,559,125

Louisiana — 1.8%
Louisiana Public Facilities Authority, Series A
(Obligor: Grambling High Foundation)
5.000%, 06/01/2041	1,000,000	901,798
5.250%, 06/01/2051	1,000,000	893,996
6.375%, 06/01/2052 (g)	770,000	777,348
5.250%, 06/01/2060	1,500,000	1,308,526
(Obligor: Jefferson Rise Charter School)
6.000%, 06/01/2037 (g)	480,000	481,241
6.250%, 06/01/2052 (g)	1,000,000	1,004,557
		5,367,466

Maine — 1.2%
Maine Finance Authority
(Obligor: Go Lab Madison, LLC) (a)
8.000%, 12/01/2051	4,500,000	3,626,137

Massachusetts — 0.3%
Massachusetts Development Finance Agency
(Obligor: Ascentria Care Alliance)
5.000%, 07/01/2051	1,250,000	973,610

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2022

Description	Par	Value

MUNICIPAL BONDS — 98.9% (Continued)

Michigan — 0.4%
Michigan Finance Authority
(Obligor: Aquinas College)
5.000%, 05/01/2046	$1,435,000	$1,307,003

Minnesota — 0.2%
State of Minnesota, Series B
5.000%, 03/01/2023	605,000	608,630

Mississippi — 1.6%
Tunica County
6.000%, 10/01/2040	4,150,000	3,809,230
Mississippi Development Bank
3.625%, 11/01/2036	1,000,000	832,794
		4,642,024

New Jersey — 0.0%
New Jersey Economic Development Authority
(Obligor: Kintock Obligated Group)
7.000%, 09/01/2047	65,000	65,108

New York — 4.4%
Erie County Tobacco Asset Securitization Corp.
0.000%, 06/01/2055 (c)	6,000,000	332,704
0.000%, 06/01/2060 (c)	115,000,000	6,590,397
New York Counties Tobacco Trust IV, Series F
0.000%, 06/01/2060 (c)	50,000,000	2,600,625
New York State Dormitory Authority, Series A
(Obligor: The New School)
4.000%, 07/01/2047	350,000	306,637
New York Transportation Development Corp.
(Obligor: JFK International Airport Terminal, LLC) (a)
4.000%, 12/01/2042	565,000	508,720
Tender Option Bond Trust Receipts, Series 2022
(SIFMA Municipal Swap Index + 3 basis points)
6.997%, 11/15/2061 (f)(g)	2,000,000	1,495,573
Ulster County Capital Resource Corp.
(Obligor: Woodland Pond)
5.250%, 09/15/2047	550,000	450,384
5.250%, 09/15/2053	920,000	729,692
		13,014,732

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2022

Description	Par	Value

MUNICIPAL BONDS — 98.9% (Continued)

Ohio — 0.8%
Southern Ohio Port Authority, Series A
(Obligor: PureCycle Ohio) (a)
7.000%, 12/01/2042	$2,600,000	$2,275,363

Oklahoma — 2.8%
Atoka Industrial Development Authority
(Obligor: Gladieux Metals Recycling) (a)
8.000%, 08/01/2039	7,100,000	7,342,092
Atoka Industrial Development Authority, Series A
(Obligor: Gladieux Metals Recycling)
8.000%, 08/01/2039	750,000	775,573
		8,117,665

Oregon — 0.5%
Oregon Business Development Commission, Series 248-A
(Obligor: Red Rock Biofuels) (a)(b)
6.500%, 04/01/2031	6,050,000	441,650
Oregon Business Development Commission, Series 248-D
(Obligor: Red Rock Biofuels) (a)(b)
6.500%, 04/01/2031	12,500,000	912,500
Oregon Business Development Commission, Series 248-G
9.000%, 04/01/2037 (a)(b)(e)(g)	3,200,000	233,600
		1,587,750

Pennsylvania — 2.8%
Montgomery County Higher Education and Health Authority
(Obligor: Thomas Jefferson University Obligated Group)
5.000%, 05/01/2057	1,425,000	1,484,429
Pennsylvania Economic Development Financing Authority, Series A
(Obligor: Consol Energy) (a)(e)
9.000%, 04/01/2051	4,000,000	4,686,897
(Obligor: Tapestry Moon) (b)
6.500%, 12/01/2038	2,950,000	1,121,000
6.750%, 12/01/2053	2,650,000	1,007,000
		8,299,326

Puerto Rico — 7.5%
Children’s Trust Fund
0.000%, 05/15/2057 (c)	42,000,000	2,591,312
Children’s Trust Fund, Series B
0.000%, 05/15/2057 (c)	120,000,000	5,837,988

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2022

Description	Par	Value

MUNICIPAL BONDS — 98.9% (Continued)

Puerto Rico — 7.5% (Continued)
Commonwealth of Puerto Rico
0.000%, 11/01/2051 (c)	$13,537,753	$6,684,265
Puerto Rico Highway & Transportation Authority, Series E
5.750%, 07/01/2024 (b)	75,000	22,687
Puerto Rico Highway & Transportation Authority, Series G
5.000%, 07/01/2028 (b)	125,000	37,812
5.000%, 07/01/2033 (b)	2,045,000	618,612
5.000%, 07/01/2042 (b)	2,305,000	697,262
Puerto Rico Highway & Transportation Authority, Series H
5.000%, 12/31/2022 (b)	260,000	78,000
5.000%, 07/01/2023 (b)	110,000	33,275
5.450%, 07/01/2035 (b)	235,000	71,087
Puerto Rico Highway & Transportation Authority, Series J
4.700%, 10/31/2022 (b)	85,000	25,500
4.800%, 07/01/2024 (b)	145,000	43,863
Puerto Rico Highway & Transportation Authority, Series K
5.000%, 10/31/2022 (b)	55,000	16,500
4.300%, 12/31/2022 (b)	100,000	30,000
5.000%, 07/01/2030 (b)	2,270,000	686,675
Puerto Rico Highway & Transportation Authority, Series M
5.000%, 12/31/2022 (b)	50,000	15,000
4.125%, 12/31/2022 (b)	130,000	39,000
4.250%, 07/01/2023 (b)	95,000	28,738
5.000%, 07/01/2025 (b)	355,000	107,388
5.000%, 07/01/2026 (b)	565,000	170,913
5.000%, 07/01/2027 (b)	215,000	65,038
5.000%, 07/01/2037 (b)	3,520,000	1,064,800
5.000%, 07/01/2046 (b)	5,530,000	1,672,825
Puerto Rico Highway & Transportation Authority, Series N
5.500%, 10/31/2022 (b)	85,000	25,500
5.500%, 07/01/2023 (b)	400,000	121,000
5.500%, 07/01/2024 (b)	4,000,000	1,210,000
Puerto Rico Industrial Tourist Educational
Medical & Environmental Authority
(Obligor: AES Puerto Rico, LP)
6.625%, 06/01/2026 (a)	110,000	113,979
		22,109,019

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2022

Description	Par	Value

MUNICIPAL BONDS — 98.9% (Continued)

South Carolina — 5.7%
City of Hardeeville
4.000%, 05/01/2052	$1,100,000	$823,667
South Carolina Jobs-Economic Development Authority
(Obligor: Upstate Senior Living Obligated Group)
4.000%, 11/15/2027	50,000	48,826
(Obligor: Repower S. Berkeley) (a)(b)
6.000%, 02/01/2035	1,000,000	400,000
South Carolina Jobs-Economic Development Authority, Series A
(Obligor: Jasper Pellets) (a)(b)
7.000%, 11/01/2038	1,500,000	1,350,000
(Obligor: AAC East) (a)
7.000%, 05/01/2039	3,500,000	2,762,266
(Obligor: Virtus Academy)
5.000%, 06/15/2041	920,000	843,267
5.000%, 06/15/2051	1,330,000	1,160,087
5.000%, 06/15/2056	900,000	765,705
(Obligor: Last Step Recycling, LLC) (a)
6.500%, 06/01/2051	2,000,000	1,605,987
(Obligor: CR River Park)
7.750%, 10/01/2057	6,150,000	6,889,841
		16,649,646

Tennessee — 1.0%
Metropolitan Government Nashville & Davidson County
Health & Educational Facilities Board, Series B-1
(Obligor: Trousdale Foundation Obligated Group) (b)
7.500%, 04/01/2049	1,140,000	74,100
Shelby County Health Educational & Housing Facilities Board, Series A
(Obligor: Luke Obligated Group)
5.750%, 10/01/2059	3,000,000	2,780,269
		2,854,369

Texas — 18.2%
Angelina & Neches River Authority
(Obligor: Jefferson Enterprises Energy)
7.500%, 12/01/2045 (a)	10,900,000	8,816,789
Board of Regents of the University of Texas System, Series A
4.000%, 08/15/2042	2,000,000	1,985,745
Brazoria County Industrial Development Corp.
(Obligor: Gladieux Metals Recycling) (a)
9.000%, 03/01/2039	4,400,000	4,721,483

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2022

Description	Par	Value

MUNICIPAL BONDS — 98.9% (Continued)

Texas — 18.2% (Continued)
Brazoria County Industrial Development Corp., Series A
(Obligor: Gladieux Metals Recycling) (a)
9.000%, 03/01/2039	$3,400,000	$3,648,419
Brazoria County Industrial Development Corp., Series B
(Obligor: Gladieux Metals Recycling) (a)
7.000%, 03/01/2039	1,250,000	1,207,410
Calhoun County Navigation Industrial Development Authority, Series A
(Obligor: Max Midstream Texas, LLC) (a)
3.625%, 07/01/2026	1,500,000	1,367,595
Calhoun County Navigation Industrial Development Authority, Series B
(Obligor: Max Midstream Texas, LLC)
6.500%, 07/01/2026	1,000,000	952,260
Jefferson County Industrial Development Corp.
(Obligor: TRP Crude Marketing)
7.750%, 04/01/2039	1,000,000	873,167
Kountze Economic Development Corp.
(Obligor: Allegiant Industrial)
15.000%, 11/01/2027	3,550,000	3,551,670
New Hope Cultural Education Facilities Finance Corp., Series A
(Obligor: Outlook at Windhaven)
6.500%, 10/01/2033	1,500,000	1,513,130
New Hope Cultural Education Facilities Finance Corp., Series A-2
(Obligor: Sanctuary LTC, LLC)
6.500%, 01/01/2031	2,500,000	2,281,322
New Hope Cultural Education Facilities Finance Corp., Series B
(Obligor: Buckingham Senior Living Obligated Group)
2.000%, 11/15/2061	2,295,847	1,204,360
Port Beaumont Navigation District
(Obligor: Allegiant Industrial Park) (a)(g)
8.000%, 02/01/2039	7,595,000	7,505,529
San Antonio Education Facilities Corp., Series A
(Obligor: Hallmark University)
5.000%, 10/01/2041	840,000	778,549
5.000%, 10/01/2051	1,000,000	884,354
San Antonio Education Facilities Corp., Series B
(Obligor: Hallmark University)
5.250%, 10/01/2028	400,000	390,016
Tarrant County Cultural Education Facilities Finance Corp.
(Obligor: MRC Senior Living Fort Worth)
6.875%, 11/15/2055	2,600,000	2,581,147

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2022

Description	Par	Value

MUNICIPAL BONDS — 98.9% (Continued)

Texas — 18.2% (Continued)
Tarrant County Cultural Education Facilities Finance Corp., Series A
(Obligor: MRC Senior Living Fort Worth)
6.750%, 11/15/2051	$5,000,000	$4,911,766
Tarrant County Cultural Education Facilities Finance Corp., Series B
(Obligor: CC Young Memorial Home) (b)
6.375%, 02/15/2041	550,000	357,500
Woodloch Health Facilities Development Corp., Series A1
(Obligor: Senior Care Living VII) (b)(g)
6.750%, 12/01/2051	6,375,000	3,840,937
		53,373,148

Utah — 1.7%
Downtown East Streetcar, Series A
6.000%, 03/01/2053 (g)	1,000,000	1,001,700
Red Bridge Public Infrastructure District No. 1, Series 1-A
4.375%, 02/01/2051	2,000,000	1,607,691
Utah Charter School Finance Authority, Series A
(Obligor: Rockwell Charter High School)
5.375%, 07/15/2042	905,000	828,474
5.500%, 07/15/2047	1,460,000	1,326,185
Utah Charter School Finance Authority, Series B
(Obligor: Rockwell Charter High School)
6.625%, 07/15/2047	300,000	277,534
		5,041,584

Washington — 0.9%
Washington State Housing Finance Commission, Series A
(Obligor: Lutheran Retirement Home Obligated Group)
5.000%, 07/01/2038	1,075,000	937,149
(Obligor: Eliseo Obligated Group)
4.000%, 01/01/2051	2,000,000	1,598,442
		2,535,591

West Virginia — 2.3%
West Virginia Economic Development Authority
(Obligor: Entsorga West Virginia) (a)(b)
8.750%, 02/01/2036	1,000,000	934,821
(Obligor: Empire Trimodol Terminal)
7.625%, 12/01/2040	7,000,000	5,860,364
		6,795,185

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2022

Description	Par	Value

MUNICIPAL BONDS — 98.9% (Continued)

Wisconsin — 14.6%
Wisconsin Health & Educational Facilities Authority, Series C
(Obligor: Chiara Communities, Inc.)
7.000%, 07/01/2043	$505,000	$338,608
7.500%, 07/01/2053	2,500,000	1,709,897
Wisconsin Public Finance Authority
(Obligor: Cedars Obligated Group)
5.500%, 05/01/2039	1,210,000	1,114,405
5.750%, 05/01/2054	7,950,000	7,182,303
(Obligor: Noorda College of Osteopathic Medicine) (g)
6.500%, 06/01/2045	2,545,000	2,063,200
Wisconsin Public Finance Authority, Series A
(Obligor: Austin FBO LLC) (a)
7.050%, 09/01/2046	9,250,000	8,948,566
(Obligor: Discover Charger School)
6.625%, 06/01/2052 (g)	1,900,000	2,004,973
(Obligor: DreamHouse ’Ewa Beach)
5.750%, 06/01/2025 (g)	1,425,000	1,420,927
(Obligor: Explore Academy)
6.125%, 02/01/2048	1,550,000	1,437,347
(Obligor: Mclemore Resort Manager)
4.500%, 06/01/2056	1,000,000	743,556
(Obligor: Prime Healthcare Foundation)
5.000%, 12/01/2027	500,000	513,395
(Obligor: Shining Rock Classical)
6.000%, 06/15/2052	900,000	867,304
(Obligor: University of Birmingham) (b)
6.850%, 10/01/2047	400,000	339,739
Wisconsin Public Finance Authority, Series A-1
(Obligor: Trinity Regional Hospital)
7.375%, 01/01/2050	12,425,000	10,722,647
Wisconsin Public Finance Authority, Series B
(Obligor: DreamHouse ’Ewa Beach)
7.500%, 06/01/2025 (g)	1,000,000	991,973
(Obligor: Million Air Two Obligated Group) (a)
7.125%, 06/01/2041	2,980,000	2,656,021
		43,054,861
Total Municipal Bonds
(Cost $339,522,117)		290,581,379

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2022

Description	Par/Shares	Value

CORPORATE BONDS — 1.5%
LSC Estero Prime
12.000%, 04/30/2023 (d)	$1,250,000	$1,250,000
CalPlant I, LLC
9.500%, 10/12/2022 (b)(g)(h)	3,000,000	3,012,570
Total Corporate Bonds
(Cost $4,250,000)		4,262,570

SHORT-TERM INVESTMENT — 0.0%
First American Government Obligations Fund, Class X, 2.04%^
Total Short-Term Investment
(Cost $915)	915	915
Total Investments* — 100.4%
(Cost $343,773,032)		294,844,864
Other Assets & Liabilities, Net — (0.4)%		(1,089,906)
Total Net Assets — 100.0%		$293,754,958

(a)	Security subject to the Alternative Minimum Tax (“AMT”). As of August 31, 2022, the total value of securities subject to the AMT was $80,387,371 or 27.4% of net assets.
(b)	Security in default at August 31, 2022.
(c)	Zero coupon bonds make no periodic interest payments, but are issued at discounts from par value.
(d)
Security is considered illiquid and is categorized in Level 3 of the fair value hierarchy. These Level 3 illiquid securities have a total fair value of $6,523,737, which represents 2.2% of total net assets. See Notes 2 and 3 in Notes to the Financial Statements.

(e)	Step-up bond; the interest rate shown is the rate in effect as of August 31, 2022.
(f)
Inverse floating rate security. The interest rate on this security moves in the opposite direction of its reference interest rate. Reference interest rates are typically based on a negative multiplier and may be subject to a cap or floor.

(g)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of August 31, 2022, the total value of these investments was $42,424,098 or 14.4% of total net assets.

(h)
Security is considered illiquid and is categorized in Level 2 of the fair value hierarchy. This Level 2 illiquid security had a total fair value of $3,012,570, which represents 1.0% of total net assets. See Notes 2 and 3 in Notes to the Financial Statements.

(i)
Security is categorized in Level 3 of the fair value hierarchy.  This Level 3 security has a total fair value of $3,400,000, which represented 1.2% of total net assets.  See Note 3 in Notes to the Financial Statements.

^	The rate shown is the annualized seven day effective yield as of August 31, 2022.
*	All securities in this Fund have been pledged as collateral for a secured line of credit.

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Schedule of Investments
August 31, 2022

Description	Par	Value

MUNICIPAL BONDS — 45.6%

Alabama — 1.5%
Black Belt Energy Gas District No. 7, Series C-1
4.000%, 10/01/2052	$250,000	$250,538
City of Auburn
5.000%, 08/01/2028	200,000	200,257
		450,795

Arizona — 0.5%
Maricopa County Union High School District No 210-Phoenix, Series A
4.000%, 07/01/2026	150,000	150,193

California — 2.2%
California Municipal Finance Authority
4.000%, 07/15/2029 (b)	100,000	99,105
Los Angeles Department of Water &
Power System Revenue, Series B
5.000%, 07/01/2031	250,000	258,402
Los Angeles Unified School District, Series A
4.000%, 10/01/2027	100,000	100,090
Palomar Community College District, Series B
0.000%, 08/01/2029 (c)	100,000	80,622
San Ysidro School District
4.000%, 08/01/2029	130,000	130,138
		668,357

District Of Columbia — 2.4%
District of Columbia Housing Finance Agency
(Obligor: Tyler House Association 2012)
4.450%, 06/15/2031	700,000	707,856

Florida — 2.3%
County of Miami-Dade Aviation Revenue
5.000%, 10/01/2030 (b)	500,000	516,976
Jacksonville, Sales Tax Revenue
5.000%, 10/01/2024	75,000	75,164
Miami-Dade County Industrial Development Authority
(Obligor: Academir Charter Schools)
6.750%, 07/01/2029	100,000	98,510
		690,650

Georgia — 0.7%
Augusta Water & Sewer Revenue
4.000%, 10/01/2031	80,000	80,088

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2022

Description	Par	Value

MUNICIPAL BONDS — 45.6% (Continued)

Georgia — 0.7% (Continued)
Glynn-Brunswick Memorial Hospital Authority Revenue
5.000%, 08/01/2028	$125,000	$130,448
		210,536

Hawaii — 0.7%
State of Hawaii Department of Transportation
Airports Division Lease Revenue
5.000%, 08/01/2028 (b)	200,000	203,429

Illinois — 9.4%
Chicago O’Hare International Airport, Series B
4.000%, 01/01/2027 (b)	250,000	251,806
5.000%, 01/01/2031 (b)	240,000	241,750
Chicago Transit Authority Capital Grant Receipts Revenue
5.000%, 06/01/2024	200,000	207,878
Chicago Wastewater Transmission Revenue
5.000%, 01/01/2025	125,000	125,363
5.000%, 01/01/2030	100,000	100,162
Illinois Housing Development Authority, Subseries A-1
3.150%, 08/01/2028	290,000	284,920
Morton Grove Park District
4.000%, 12/01/2032	410,000	410,559
Peoria County School District
4.000%, 12/01/2025	200,000	207,146
Sales Tax Securitization Corp., Series A
5.000%, 01/01/2030	200,000	223,769
State of Illinois
6.000%, 11/01/2026	350,000	375,303
4.000%, 04/01/2032	185,000	185,113
State of Illinois, Series A
5.250%, 07/01/2029	200,000	203,831
		2,817,600

Iowa — 0.7%
PEFA, Inc.
5.000%, 09/01/2049	200,000	209,029

Kansas — 0.3%
Prairie Village
2.875%, 04/01/2030	100,000	85,535

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2022

Description	Par	Value

MUNICIPAL BONDS — 45.6% (Continued)

Massachusetts — 1.1%
Massachusetts Development Finance Agency, Series S-2
(Obligor: Mass General Brigham, Inc.)
5.000%, 07/01/2038	$205,000	$216,319
Town of North Reading
5.000%, 05/15/2030	120,000	120,244
		336,563

Michigan — 0.3%
Healthsource Saginaw, Inc.
4.000%, 05/01/2027	80,000	80,091

Minnesota — 2.5%
State of Minnesota
5.000%, 03/01/2023	500,000	503,000
State of Minnesota, Series B
5.000%, 03/01/2029	250,000	252,973
		755,973

Mississippi — 0.4%
Mississippi Hospital Equipment & Facilities Authority, Series II
(Obligor: North Mississippi Medical Center Obligated Group)
5.000%, 10/01/2040	100,000	107,840

Missouri — 0.5%
Health & Educational Facilities Authority
(Obligor: Lutheran Senior Services Obligated Group)
5.000%, 02/01/2035	150,000	151,605

New York — 4.0%
City of Hudson
4.000%, 04/15/2028	95,000	95,107
Metropolitan Transportation Authority, Series A
5.000%, 11/15/2024	100,000	100,512
4.000%, 11/15/2028	125,000	125,212
New York City Transitional Finance Authority, Subseries A
5.000%, 08/01/2025	100,000	100,266
New York State Dormitory Authority, Series 2015B-B
5.000%, 03/15/2032	300,000	320,457
New York State Dormitory Authority, Series A
(Obligor: St. John’s University)
4.000%, 07/01/2033	100,000	99,561

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2022

Description	Par	Value

MUNICIPAL BONDS — 45.6% (Continued)

New York — 4.0% (Continued)
Westchester County Local Development Corp.
(Obligor: Westchester County Health Obligated Group)
5.000%, 11/01/2030	$350,000	$356,594
		1,197,709

North Dakota — 0.5%
Jamestown Park District Sales Tax Revenue, Series A
4.000%, 07/01/2028	140,000	142,354

Oregon — 0.4%
Klamath Falls Intercommunity Hospital Authority
(Obligor: Sky Lakes Medical Center)
4.000%, 09/01/2031	130,000	130,016

Pennsylvania — 0.8%
Montgomery County Higher Education
and Health Authority, Series UU1
(Obligor: Gwynedd Mercy University)
5.000%, 05/01/2029	240,000	252,263

Puerto Rico — 1.5%
Commonwealth of Puerto Rico, Series A1
5.250%, 07/01/2023	149,246	151,505
Puerto Rico Electric Power Authority, Series PP
5.000%, 07/01/2024 (a)	90,000	90,226
Puerto Rico Electric Power Authority, Series UU
5.000%, 07/01/2024 (a)	50,000	50,750
Puerto Rico Highway & Transportation Authority, Series AA-1
4.950%, 07/01/2026 (a)	150,000	150,106
		442,587

South Carolina — 0.6%
South Carolina Jobs-Economic Development Authority
(Obligor: Upstate Senior Living Obligated Group)
4.000%, 11/15/2027	200,000	195,306

Tennessee — 1.1%
Metropolitan Nashville Airport Authority, Series A
5.000%, 07/01/2033	140,000	147,695
Town of Greeneville
4.000%, 06/01/2029	165,000	178,678
		326,373

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2022

Description	Par	Value

MUNICIPAL BONDS — 45.6% (Continued)

Texas — 7.3%
Arlington Housing Finance Corp.
(Obligor: Reserve at Mayfield, LLC)
3.500%, 11/01/2043	$300,000	$302,819
University of Texas, Series A
4.000%, 08/15/2042	200,000	198,575
City of Converse
4.000%, 02/01/2032	550,000	553,459
Corpus Christi Business and Job Development Corp.
3.000%, 03/01/2024	125,000	125,028
County of Wise
5.000%, 08/15/2026	200,000	214,108
Harris County Cultural Education Facilities Finance Corp.
(Obligor: Baylor College of Medicine)
4.000%, 11/15/2030	135,000	139,020
Harris County Cultural Education Facilities Finance Corp., Series A
(Obligor: Brazos Presbyterian Obligated Group)
5.000%, 01/01/2033	275,000	271,708
Harris County Municipal Utility District No. 167
4.000%, 09/01/2031	100,000	100,133
Harris County Municipal Utility District No. 278
4.000%, 09/01/2037	200,000	202,426
San Antonio Education Facilities Corp., Series B
(Obligor: Hallmark University, Inc.)
5.250%, 10/01/2028	100,000	97,504
		2,204,780

Wisconsin — 3.9%
Wisconsin Public Finance Authority
(Obligor: Noorda College of Osteopathic Medicine)
6.500%, 06/01/2045	100,000	81,069
Wisconsin Public Finance Authority, Series A
(Obligor: DreamHouse ’Ewa Beach)
5.750%, 06/01/2025	575,000	573,356
(Obligor: Prime Healthcare Foundation)
5.000%, 12/01/2027	500,000	513,395
		1,167,820

Total Municipal Bonds
(Cost $13,682,533)		13,685,260

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Schedule of Investments – Continued
August 31, 2022

Description	Shares	Value

SHORT-TERM INVESTMENT — 0.0%
First American Government Obligations Fund, Class X, 2.04%^
Total Short-Term Investment
(Cost $57)	57	$57
Total Investments — 45.6%
(Cost $13,682,590)		13,685,317
Other Assets & Liabilities, Net — 54.4%		16,313,032
Total Net Assets — 100.0%		$29,998,349

(a)	Security in default at August 31, 2022.
(b)	Security subject to the Alternative Minimum Tax (“AMT”). As of August 31, 2022, the total value of securities subject to the AMT was $1,313,066 or 4.4% of net assets.
(c)	Zero coupon bonds make no periodic interest payments, but are issued at discounts from par value.
^	The rate shown is the annualized seven day effective yield as of August 31, 2022.

See Notes to the Financial Statements

PRINCIPAL STREET FUNDS

(This Page Intentionally Left Blank.)

PRINCIPAL STREET FUNDS

Statements of Assets and Liabilities
August 31, 2022

	High Income	Short Term
	Municipal Fund	Municipal Fund
ASSETS:
Investments, at value (Cost: $343,773,032
and $13,682,590, respectively)	$294,844,864	$13,685,317
Interest receivable	6,990,971	150,097
Receivable for capital shares sold	757,571	17,893,229
Receivable from investment adviser	—	24,913
Prepaid expenses	31,899	20,861
Total Assets	302,625,305	31,774,417

LIABILITIES:
Loan payable	5,346,000	110,000
Payable for investment securities purchased	2,130,267	1,548,481
Payable for capital shares redeemed	993,292	1,739
Payable to investment adviser	109,228	—
Payable for distributions to shareholders	104,977	20,000
Payable for fund administration & accounting fees	78,133	35,095
Payable for transfer agent fees & expenses	27,588	22,982
Payable for distribution fees	16,534	21
Payable for custody fees	6,245	2,246
Payable for compliance fees	3,122	3,128
Accrued expenses	54,961	32,376
Total Liabilities	8,870,347	1,776,068

NET ASSETS	$293,754,958	$29,998,349

NET ASSETS CONSIST OF:
Paid-in capital	$355,908,664	$29,992,162
Total distributable earnings (accumulated loss)	(62,153,706)	6,187
Net Assets	$293,754,958	$29,998,349

See Notes to the Financial Statements

PRINCIPAL STREET FUNDS

Statements of Assets and Liabilities – Continued
August 31, 2022

	High Income	Short Term
	Municipal Fund	Municipal Fund
A Class:
Net Assets	$374,742	$—
Shares issued and outstanding(1)	47,596	—
Net asset value, redemption price,
and offering price per share(2)	$7.87	$—
Maximum offering price per share(2)(3)	$8.14	$—

Institutional Class:
Net Assets	$272,640,317	$29,970,635
Shares issued and outstanding(1)	34,473,495	7,037,072
Net asset value, redemption price,
and offering price per share	$7.91	$4.26

Investor Class:
Net Assets	$20,739,899	$ $ 27,714
Shares issued and outstanding(1)	2,606,514	6,510
Net asset value, redemption price,
and offering price per share	$7.96	$4.26

(1)	Unlimited shares authorized without par value.
(2)	May be subject to a contingent deferred sales charge of 1.00% on certain shares redeemed within 12 months of purchase.
(3)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 3.25%.

See Notes to the Financial Statements

PRINCIPAL STREET FUNDS

Statements of Operations
For the Year or Period Ended August 31, 2022

	High Income	Short Term
	Municipal Fund	Municipal Fund
INVESTMENT INCOME:
Interest income	$18,572,492	$111,542
Total investment income	18,572,492	111,542

EXPENSES:
Investment adviser fees (See Note 4)	1,651,481	15,566
Fund administration & accounting fees (See Note 4)	332,372	52,231
Transfer agent fees & expenses (See Note 4)	99,744	32,410
Federal & state registration fees	64,475	7,773
Custody fees (See Note 4)	35,929	3,725
Audit fees	23,119	21,496
Legal fees	22,520	8,001
Trustee fees	18,174	4,055
Compliance fees (See Note 4)	12,717	4,308
Other expenses	9,410	1,750
Postage & printing fees	8,873	1,002
Insurance expense	3,205	—
Distribution and shareholder servicing fees –
A Class (See Note 5)	233	—
Investor Class (See Note 5)	91,978	21
Total expense before interest expense and waiver	2,374,230	152,338
Interest expense (See Note 9)	309,479	169
Total expenses before waiver	2,683,709	152,507
Less: waiver from investment adviser (See Note 4)	(89,955)	(128,142)
Net expenses	2,593,754	24,365

NET INVESTMENT INCOME	15,978,738	87,177

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(8,568,252)	(4,690)
Net change in unrealized appreciation/
depreciation on investments	(39,622,565)	2,727
Net realized and unrealized loss on investments	(48,190,817)	(1,963)

NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM OPERATIONS	$(32,212,079)	$85,214

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	August 31, 2022	August 31, 2021
OPERATIONS:
Net investment income	$15,978,738	$13,108,390
Net realized loss on investments	(8,568,252)	(2,511,721)
Net change in unrealized appreciation/depreciation on investments	(39,622,565)	6,559,478
Net increase (decrease) in net assets resulting from operations	(32,212,079)	17,156,147

CAPITAL SHARE TRANSACTIONS:
A Class(1):
Proceeds from shares sold	403,822	—
Proceeds from reinvestment of distributions	5,154	—
Payments for shares redeemed	(25,153)	—
Net increase in net assets resulting from A Class transactions	383,823	—

Institutional Class:
Proceeds from shares sold	167,030,518	173,000,344
Proceeds from reinvestment of distributions	14,563,484	11,685,801
Payments for shares redeemed	(153,096,733)	(101,147,824)
Net increase in net assets resulting from Institutional Class transactions	28,497,269	83,538,321

Investor Class:
Proceeds from shares sold	15,139,397	14,151,358
Proceeds from reinvestment of distributions	336,266	71,412
Payments for shares redeemed	(4,054,537)	(2,341,503)
Net increase in net assets resulting from Investor Class transactions	11,421,126	11,881,267
Net increase in net assets from capital share transactions	40,302,218	95,419,588

DISTRIBUTIONS TO SHAREHOLDERS
A Class(1)	(5,154)	—
Institutional Class	(15,281,351)	(12,534,159)
Investor Class	(906,463)	(225,140)
Total distributions to shareholders	(16,192,968)	(12,759,299)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,102,829)	99,816,436

NET ASSETS:
Beginning of year	301,857,787	202,041,351
End of year	$293,754,958	$301,857,787

(1)	Inception date of the A Class was February 16, 2022.

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Statement of Changes in Net Assets

For the
Period
Inception(1)
through
August 31, 2022

OPERATIONS:
Net investment income	$87,177
Net realized loss on investments	(4,690)
Net change in unrealized appreciation/depreciation on investments	2,727
Net increase in net assets resulting from operations	85,214

CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	30,260,834
Proceeds from reinvestment of distributions	4,270
Payments for shares redeemed	(300,618)
Net increase in net assets resulting from Institutional Class transactions	29,964,486

Investor Class:
Proceeds from shares sold	27,500
Proceeds from reinvestment of distributions	176
Payments for shares redeemed	—
Net increase in net assets resulting from Investor Class transactions	27,676
Net increase in net assets from capital share transactions	29,992,162

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(78,851)
Investor Class	(176)
Total distributions to shareholders	(79,027)

TOTAL INCREASE IN NET ASSETS	29,998,349

NET ASSETS:
Beginning of period	—
End of period	$29,998,349

(1)	Inception date of the Fund was April 27, 2022.

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Statement of Cash Flows

Year Ended
August 31, 2022
INCREASE (DECREASE) IN CASH:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(32,212,079)
Adjustments to reconcile net decrease in net assets from
operations to net cash used for operating activities:
Purchases of investments	(195,923,175)
Proceeds from sales of investments	158,633,483
Purchases and sales of short-term investments, net	(1,025,371)
Amortization (accretion) of market premium (discount), net	(1,149,787)
Changes in operating assets and liabilities
Decrease in payable for investment securities purchased	(8,490,563)
Decrease in receivable for investment securities sold	1,310,800
Increase in interest receivable	(1,110,589)
Decrease in prepaid expenses	5,355
Decrease in payable to investment adviser	(15,880)
Increase in accrued distributions payable	12,893
Decrease in other expenses	(4,686)
Net change in unrealized depreciation of investments	39,622,565
Net realized loss	8,568,252
Net cash used for operating activities	(31,778,782)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold(a)	184,758,899
Cost of shares redeemed(b)	(157,038,053)
Loan borrowings	170,148,000
Loan repayments	(164,802,000)
Dividends paid to shareholders, net of reinvestments	(1,288,064)
Net cash provided by financing activities	31,778,782
Net change in cash	—

Cash:
Beginning of year	—
End of year	$—
Supplemental disclosure of cash flow and non-cash information:
Interest paid	$309,479
Reinvested distributions	$14,904,904

(a)	Includes an decrease in receivable for capital shares sold of $2,185,162.
(b)	Includes an increase in payable for capital shares redeemed of $138,370.

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Financial Highlights

For a Fund share outstanding throughout the period.

A Class

For the Period
Inception(1)
Through
August 31,
2022
PER SHARE DATA:
Net asset value, beginning of period	$8.74

Investment operations:
Net investment income	0.24
Net realized and unrealized loss on investments	(0.87)
Total from investment operations	(0.63)

Less distributions from:
Net investment income	(0.24)
Net realized gains	—
Total distributions	(0.24)
Net asset value, end of period	$7.87

TOTAL RETURN(2)(3)	-7.27%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$375
Ratio of expenses to average net assets:
Before expense waiver(4)	1.27%
After expense waiver(4)	1.20%
Ratio of expenses excluding interest expense to average net assets:
Before expense waiver(4)	1.06%
After expense waiver(4)	0.98%
Ratio of net investment income to average net assets:
After expense waiver(4)	5.44%
Portfolio turnover rate(2)(5)	53%

(1)	Inception date for the A Class was February 16, 2022.
(2)	Not annualized for period less than one year.
(3)	Return does not include sales load.
(4)	Annualized for period less than one year.
(5)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

Institutional Class

					For the Period
					Inception(1)
	Year Ended	Year Ended	Year Ended	Year Ended	Through
	August 31,	August 31,	August 31,	August 31,	August 31,
	2022	2021	2020	2019	2018
PER SHARE DATA:
Net asset value, beginning of period	$9.27	$9.12	$10.36	$10.34	$10.00

Investment operations:
Net investment income	0.46	0.51	0.60	0.60	0.58
Net realized and unrealized
gain (loss) on investments	(1.35)	0.15	(1.24)	0.22	0.34
Total from investment operations	(0.89)	0.66	(0.64)	0.82	0.92

Less distributions from:
Net investment income	(0.47)	(0.51)	(0.56)	(0.60)	(0.58)
Net realized gains	—	—	(0.04)	(0.20)	—
Total distributions	(0.47)	(0.51)	(0.60)	(0.80)	(0.58)
Net asset value, end of period	$7.91	$9.27	$9.12	$10.36	$10.34

TOTAL RETURN(2)	-9.88%	7.49%	-6.34%	8.36%	9.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$272,640	$289,438	$201,763	$155,658	$79,861
Ratio of expenses to average net assets:
Before expense waiver(3)	0.86%	0.78%	0.80%	0.83%	1.01%
After expense waiver(3)	0.83%	0.73%	0.74%	0.74%	0.74%
Ratio of expenses excluding interest
expense to average net assets:
Before expense waiver(3)	0.76%	0.77%	0.79%	0.82%	1.00%
After expense waiver(3)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of net investment income
to average net assets:
After expense waiver(3)	5.35%	5.70%	6.28%	5.82%	6.09%
Portfolio turnover rate(2)(4)	53%	64%	41%	33%	54%

(1)	Inception date for the Institutional Class was September 15, 2017.
(2)	Not annualized for period less than one year.
(3)	Annualized for period less than one year.
(4)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

Investor Class

			For the Period
			Inception(1)
	Year Ended	Year Ended	Through
	August 31,	August 31,	August 31,
	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.32	$9.18	$8.66

Investment operations:
Net investment income	0.41	0.48	0.22
Net realized and unrealized gain (loss) on investments	(1.35)	0.13	0.51 (5)
Total from investment operations	(0.94)	0.61	0.73

Less distributions from:
Net investment income	(0.42)	(0.47)	(0.21)
Net realized gains	—	—	—
Total distributions	(0.42)	(0.47)	(0.21)
Net asset value, end of period	$7.96	$9.32	$9.18

TOTAL RETURN(2)	-10.28%	6.82%	8.56%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$20,740	$12,420	$278
Ratio of expenses to average net assets:
Before expense waiver(3)	1.38%	1.28%	1.32%
After expense waiver(3)	1.35%	1.24%	1.23%
Ratio of expenses excluding interest expense to average net assets:
Before expense waiver(3)	1.26%	1.27%	1.32%
After expense waiver(3)	1.23%	1.23%	1.23%
Ratio of net investment income to average net assets:
After expense waiver(3)	4.89%	5.20%	6.21%
Portfolio turnover rate(2)(4)	53%	64%	41%

(1)	Inception date for the Investor Class was March 23, 2020.
(2)	Not annualized for period less than one year.
(3)	Annualized for period less than one year.
(4)	Portfolio turnover disclosed is for the Fund as a whole.
(5)
The realized and unrealized gain per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Financial Highlights

For a Fund share outstanding throughout the period.

Institutional Class

For the Period
Inception(1)
Through
August 31,
2022
PER SHARE DATA:
Net asset value, beginning of period	$4.25

Investment operations:
Net investment income	0.03
Net realized and unrealized gain on investments	0.01 (5)
Total from investment operations	0.04

Less distributions from:
Net investment income	(0.03)
Net realized gains	—
Total distributions	(0.03)
Net asset value, end of period	$4.26

TOTAL RETURN(2)	1.02%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$29,970
Ratio of expenses to average net assets:
Before expense waiver(3)	4.41%
After expense waiver(3)	0.70%
Ratio of expenses excluding interest expense to average net assets:
Before expense waiver(3)	4.41%
After expense waiver(3)	0.70%
Ratio of net investment income to average net assets:
After expense waiver(3)	2.52%
Portfolio turnover rate(2)(4)	24%

(1)	Inception date for the Fund was April 27, 2022.
(2)	Not annualized for period less than one year.
(3)	Annualized for period less than one year.
(4)	Portfolio turnover disclosed is for the Fund as a whole.
(5)
The realized and unrealized gain per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

Investor Class

For the Period
Inception(1)
Through
August 31,
2022
PER SHARE DATA:
Net asset value, beginning of period	$4.25

Investment operations:
Net investment income	0.03
Net realized and unrealized gain on investments	0.01 (5)
Total from investment operations	0.04

Less distributions from:
Net investment income	(0.03)
Net realized gains	—
Total distributions	(0.03)
Net asset value, end of period	$4.26

TOTAL RETURN(2)	0.94%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$28
Ratio of expenses to average net assets:
Before expense waiver(3)	5.60%
After expense waiver(3)	0.96%
Ratio of expenses excluding interest expense to average net assets:
Before expense waiver(3)	5.59%
After expense waiver(3)	0.95%
Ratio of net investment income to average net assets:
After expense waiver(3)	2.27%
Portfolio turnover rate(2)(4)	24%

(1)	Inception date for the Fund was April 27, 2022.
(2)	Not annualized for period less than one year.
(3)	Annualized for period less than one year.
(4)	Portfolio turnover disclosed is for the Fund as a whole.
(5)
The realized and unrealized gain per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

See Notes to the Financial Statements

PRINCIPAL STREET FUNDS

Notes to the Financial Statements
August 31, 2022

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Principal Street High Income Municipal Fund (the “High Income Fund”) is a diversified series with its own investment objectives and policies within the Trust. The Principal Street Short Term Municipal Fund (the “Short Term Fund”) is a non-diversified series with its own investment objectives and policies within the Trust. Each series is considered a “Fund” and collectively, the “Funds”. Prior to October 15, 2019, the High Income Fund was known as the Green Square High Income Municipal Fund. The investment objective of both Funds is to provide current income exempt from regular federal income tax. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The High Income Fund currently offers three classes of shares for purchase. The High Income Fund’s Institutional Class commenced operations on September 15, 2017, the Investor Class commenced operations on March 23, 2020, and the A Class commenced operations on February 16, 2022. The Short Term Fund commenced operations on April 27, 2022 and currently offers two classes of shares, Institutional Class and Investor Class. Each class of shares for the Funds has identical rights and privileges except with respect to 12b-1 fees and voting rights on matters affecting a single share class. For the High Income Fund, the Investor Class and A Class shares are subject to a 0.50% and 0.25% Rule 12b-1 distribution and servicing fee, respectively. For the Short Term Fund, the Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Organizational costs that were incurred to establish the Short Term Fund and enable it to legally do business were paid for by Principal Street Partners, LLC (the “Adviser”). These payments are not recoupable by the Adviser.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the year or period ended August 31, 2022, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. As of and during the year or period ended August 31, 2022, the Funds did not incur any interest or penalties. The High Income Fund is not subject to examination by U.S. tax authorities for tax years prior to the year ended August 31, 2019. The Short Term Fund is not subject to examination by U.S. tax authorities for tax years prior to the period ended August 31, 2022.

Security Transactions, Income, and Distributions – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the

PRINCIPAL STREET FUNDS

Notes to the Financial Statements – Continued
August 31, 2022

applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Funds will declare daily and pay monthly distributions of net investment income. The Funds will also distribute net realized capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the year or period ended August 31, 2022, there were no reclassifications needed.

Allocation of Expenses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Funds. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. For the High Income Fund, 12b-1 fees are expensed at annual rates of 0.50% and 0.25% of average daily net assets of the Investor Class and A Class shares, respectively (See Note 5). For the Short Term Fund, 12b-1 fees are expensed at an annual rate 0.25% of average daily net assets of the Investor Class (See Note 5). Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Funds. Illiquid securities may be valued under methods approved by the Board as reflecting fair value. The Funds will not hold more than 15% of the value of their net assets in illiquid securities. At August 31, 2022, the High Income Fund had investments in illiquid securities with a total value of $9,536,308 or 3.2% of total net assets. The Short Term Fund did not have any illiquid securities at August 31, 2022. Information concerning illiquid securities for the High Income Fund are as follows:

Security	Par	Dates Acquired	Cost Basis
CalPlant I, LLC
9.500%, 10/12/2022	$3,000,000	November 2021	$3,000,000

Florida Development Finance Corp., Series B
12.000%, 11/15/2056	$5,025,000	April 2022	$5,025,000

LSC Estero Prime
12.000%, 04/30/2023	$1,250,000	May 2022	$1,250,000

PRINCIPAL STREET FUNDS

Notes to the Financial Statements – Continued
August 31, 2022

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.  The Funds’ investments are carried at fair value.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed Income Securities – Municipal and corporate bonds are valued on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuer, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Fixed income securities are categorized in the Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports of the Valuation Committee that describe any fair value determinations and methods.

PRINCIPAL STREET FUNDS

Notes to the Financial Statements – Continued
August 31, 2022

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of August 31, 2022:

High Income Fund

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$3,012,570	$1,250,000	$4,262,570
Municipal Bonds	—	281,907,642	8,673,737	290,581,379
Short-Term Investment	915	—	—	915
Total Investments in Securities*	$915	$284,920,212	$9,923,737	$294,844,864
Short Term Fund
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$13,685,260	$—	$13,685,260
Short-Term Investment	57	—	—	57
Total Investments in Securities*	$57	$13,685,260	$—	$13,685,317

*	Refer to the Schedule of Investments for further information on the classification of investments.

The following is a reconciliation of Level 3 assets in the High Income Fund for which significant unobservable inputs were used to determine fair value:

Investments
in Securities
Balance as of August 31, 2021	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation/depreciation	248,737
Net purchases	6,275,000
Transfers into and/or out of Level 3	3,400,000
Balance as of August 31, 2022	$9,923,737
Change in unrealized appreciation/depreciation during the
year for Level 3 investments held at August 31, 2022	$248,737

The Level 3 investments as of August 31, 2022 for the High Income Fund represented 3.4% of the Fund’s net assets. During the year ended August 31, 2022, the Fund recognized $3,400,000 of transfers from Level 2 to Level 3 for securities lacking observable market data due to a decrease in relevant market activity.

PRINCIPAL STREET FUNDS

Notes to the Financial Statements – Continued
August 31, 2022

The following provides information regarding the valuation techniques, unobservable inputs used, and other information related to the fair value of Level 3 investments for the High Income Fund as of August 31, 2022:

	Security	Fair Value as of	Valuation	Unobservable	Range/
Security Description	Type	August 31, 2022	Technique	Input*	(Weighted Average)
Capital Trust Agency	Municipal Bond	$3,400,000	Liquidation approach	Recovery rate	60%-70% (50%)
			Refinance approach	Recovery rate	100% (50%)

LSC Estero Prime	Corporate Bond	$1,250,000	Refinance approach	Recovery rate	100% (100%)

Florida Development
Finance Corp., Series B	Municipal Bond	$5,273,737	Discounted cash flow	Discount rate	11.40% (100%)

*
Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements.  An increase to the unobservable input would result in a decrease to the fair value.  A decrease to the unobservable input would have the opposite effect.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds.  Pursuant to the Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.55% and 0.45% of the High Income Fund and Short Term Fund average daily net assets, respectively.

The Funds’ Adviser has contractually agreed to reduce its management fees, and may reimburse the Funds for their operating expenses in order to ensure that Total Annual Fund Operating Expenses (excluding certain expenses such as Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions and other transactional expenses, acquired fund fees and expenses, or extraordinary expenses) for the Funds do not exceed 0.73% and 0.70% of the High Income Fund and Short Term Fund average daily net assets, respectively.

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred and at the time of recoupment.  The Operating Expenses Limitation Agreement is indefinite in term but cannot be terminated within a year after the effective date of the Funds’ prospectuses. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	High Income Fund	Short Term Fund
September 2022 – August 2023	$97,749	$—
September 2023 – August 2024	$102,942	$—
September 2024 – August 2025	$89,955	$128,142	*

*	The potential recovery by month of expiration for this amount is April 2025 – August 2025.

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Funds.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Funds.  The Administrator prepares various federal and state regulatory filings, reports and

PRINCIPAL STREET FUNDS

Notes to the Financial Statements – Continued
August 31, 2022

returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums.  Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the year or period ended August 31, 2022 are disclosed in the Statements of Operations.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in both the Investor Class and A Class. For the High Income Fund, the Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.50% and 0.25% of the Investor Class and A Class average daily net assets, respectively. For the Short Term Fund, the Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. For the year ended August 31, 2022, the High Income Fund’s Investor and A Class incurred expenses of $91,978 and $233, respectively, pursuant to the Plan. For the period ended August 31, 2022, the Short Term Fund’s Investor Class incurred expenses of $21 pursuant to the Plan.

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

High Income Fund

	Year Ended	Year Ended
	August 31, 2022	August 31, 2021
A Class:(1)
Shares sold	50,111	—
Shares issued to holders in reinvestment of distributions	649	—
Shares redeemed	(3,164)	—
Net increase in Investor Class shares	47,596	—

Institutional Class:
Shares sold	19,672,629	18,890,343
Shares issued to holders in reinvestment of distributions	1,709,461	1,280,694
Shares redeemed	(18,140,279)	(11,061,063)
Net increase in Institutional Class shares	3,241,811	9,109,974

Investor Class:
Shares sold	1,707,484	1,551,255
Shares issued to holders in reinvestment of distributions	39,596	7,709
Shares redeemed	(473,741)	(256,154)
Net increase in Investor Class shares	1,273,339	1,302,810
Net increase in capital shares	4,562,746	10,412,784

(1)	Inception date of the A Class was February 16, 2022.

PRINCIPAL STREET FUNDS

Notes to the Financial Statements – Continued
August 31, 2022

Short Term Fund

Since Inception(2)
through
August 31, 2022
Institutional Class:
Shares sold	7,106,474
Shares issued to holders in reinvestment of distributions	1,001
Shares redeemed	(70,403)
Net increase in Institutional Class shares	7,037,072

Investor Class:
Shares sold	6,469
Shares issued to holders in reinvestment of distributions	41
Shares redeemed	—
Net increase in Investor Class shares	6,510
Net increase in capital shares	7,043,582

(2)	Inception date of the Fund was April 27, 2022.

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Funds for the period ended August 31, 2022, were as follows:

	High Income Fund		Short Term Fund
	Purchases	Sales	Purchases	Sales
U.S. Government Securities	$—	$—	$—	$—
Other Securities	$195,923,175	$158,633,483	$14,952,987	$1,735,726

During the fiscal year ended August 31, 2022, the High Income Fund sold securities to the Short Term Fund. These transactions occurred at the current market prices as provided by an independent pricing service at the time and complied with Rule 17a-7 under the 1940 Act. Details of these 17a-7 transactions are as follows:

Date	Selling Fund	Purchasing Fund	Net Proceeds	Net Gain/(Loss)
May 5, 2022	High Income Fund	Short Term Fund	$460,513	$(16,690)
May 20, 2022	High Income Fund	Short Term Fund	277,787	2,442
August 2, 2022	High Income Fund	Short Term Fund	577,711	1,150

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at August 31, 2022, were as follows:

	Aggregate	Aggregate	Net Unrealized	Federal
	Gross	Gross	Appreciation	Income
	Appreciation	Depreciation	(Depreciation)	Tax Cost

High Income Fund	$10,125,976	$(59,920,414)	$(49,794,438)	$344,639,302
Short Term Fund	$52,778	$(50,051)	$2,727	$13,682,590

PRINCIPAL STREET FUNDS

Notes to the Financial Statements – Continued
August 31, 2022

Any difference between book-basis and tax-basis unrealized appreciation (depreciation) would be attributable primarily to the tax deferral of losses on wash sales.

At August 31, 2022, components of distributable earnings on a tax-basis were as follows:

	Undistributed	Undistributed	Other	Net Unrealized	Total
	Ordinary	Long-Term	Accumulated	Appreciation	Accumulated
	Income	Capital Gains	Losses	(Depreciation)	Loss
High Income Fund	$1,051,335	$—	$(13,410,603)	$(49,794,438)	$(62,153,706)
Short Term Fund	$28,150	$—	$(24,690)	$2,727	$6,187

As of August 31, 2022, the High Income Fund and Short Term Fund had long-term capital loss carryovers of $7,985,191 and $0, respectively, and short-term capital loss carryovers of $5,320,435 and $4,690, respectively. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of a Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable period ended August 31, 2022, the Funds did not defer any qualified late year losses.

The tax character of distributions paid for the year ended August 31, 2022, were as follows:

	Ordinary	Tax Exempt	Long Term
	Income*	Income	Capital Gains	Total
High Income Fund	$1,056,711	$15,136,257	$—	$16,192,968
Short Term Fund	$5,717	$73,310	$—	$79,027

The tax character of distributions paid for the year ended August 31, 2021, were as follows:

	Ordinary	Tax Exempt	Long Term
	Income*	Income	Capital Gains	Total
High Income Fund	$1,546,130	$11,213,169	$—	$12,759,299
Short Term Fund	$—	$—	$—	$—

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

9.  LINE OF CREDIT

The High Income Fund has established a secured line of credit (“LOC”) in the amount of $30,000,000, 10% of gross market value of the Fund, or 33.33% of the gross market value of the Fund’s unencumbered assets, whichever is less. The LOC matures unless renewed on July 21, 2023. This LOC is intended for investment purposes. The LOC is with the Custodian. Interest is charged at the prime rate minus 1.50% on any used portion of the LOC, which was 4.00% as of August 31, 2022. The interest rate during the period was between 3.25% and 4.00%. The weighted average interest rate paid on outstanding borrowings during the period for the High Income Fund was 3.57%. Interest is also charged at 0.25% on any unused portion of this LOC. All securities for the High Income Fund have been pledged as collateral at August 31, 2022.

The High Income Fund has established an unsecured line of credit (“LOC”) in the amount of $30,000,000, 15% of gross market value of the Fund, or 33.33% of the fair value of the Fund’s unencumbered assets, whichever is less. The LOC matures unless renewed on July 21, 2023. This LOC is intended to provide short-term financing, if

PRINCIPAL STREET FUNDS

Notes to the Financial Statements – Continued
August 31, 2022

necessary, subject to certain restrictions and covenants in connection with shareholder redemptions and other short-term liquidity needs of the Fund. The LOC is with the Custodian. Interest is charged at the prime rate which was 5.50% as of August 31, 2022. The interest rate during the period was between 3.25% and 5.50%. The weighted average interest rate paid on outstanding borrowings during the period for the Fund was 3.84%.

The Short Term Fund has established an unsecured line of credit (“LOC”) in the amount of $1,000,000, 10% of gross market value of the Fund, or 33.33% of the fair value of the Fund’s unencumbered assets, whichever is less. The LOC matures unless renewed on July 21, 2023. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants in connection with shareholder redemptions and other short-term liquidity needs of the Fund. The LOC is with the Custodian. Interest is charged at the prime rate which was 5.50% as of August 31, 2022. The interest rate during the period was 5.50%. The weighted average interest rate paid on outstanding borrowings during the period for the Fund was 5.50%.

The Funds have authorized the Custodian to charge any of the Funds’ accounts for any missed payments. For the period ended, August 31, 2022, LOC activity for the Funds was as follows:

				Amount
				Outstanding			Date of
			Average	as of	Interest	Maximum	Maximum
Fund	Loan Type	LOC Agent	Borrowings	August 31, 2022	Expense	Borrowing	Borrowing
High Income	Secured	U.S. Bank N.A.	$1,309,025	$5,346,000	$58,912	$19,259,000	07/18/2022
High Income	Unsecured	U.S. Bank N.A.	$6,441,784	$—	$250,837	$33,898,000	06/21/2022
Short Term	Unsecured	U.S. Bank N.A.	$8,802	$110,000	$169	$360,000	08/29-30/2022

10.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2022, National Financial Services LLC and Charles Schwab & Co., Inc., for the benefit of their customers, owned 35.55% and 33.07% of the outstanding shares of the High Income Fund, respectively. As of August 31, 2022, Charles Schwab & Co. and Stifel Nicolaus & Co., for the benefit of their customers owned 56.56% and 33.43% of the outstanding shares of the Short Term Fund, respectively.

11.  REGULATORY UPDATE

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022.

PRINCIPAL STREET FUNDS

Notes to the Financial Statements – Continued
August 31, 2022

12.  GENERAL RISK

The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

PRINCIPAL STREET FUNDS

Report of Independent Registered Public Accounting Firm

To the Shareholders of Principal Street Funds and
Board of Trustees of Managed Portfolio Series

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Principal Street High Income Municipal Fund and Principal Street Short Term Municipal Fund (“Principal Street Funds” or the “Funds”), each a series of Managed Portfolio Series, as of August 31, 2022, the related statements of operations and cash flows (as applicable), the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, the results of their operations and their cash flows (as applicable), the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

	Statements of Operations and	Statements of Changes
Fund Name	Cash Flows (as applicable)	in Net Assets	Financial Highlights
Principal Street High	For the year ended	For the years ended	For the years ended August 31,
Income Municipal Fund	August 31, 2022	August 31, 2022	2022, 2021, 2020, 2019 and the
		and 2021	period from September 15, 2017
(commencement of operations)
through August 31, 2018.
Principal Street Short	For the period from April 27, 2022 (commencement of operations)
Term Municipal Fund	through August 31, 2022.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 4, 2022

PRINCIPAL STREET FUNDS

Additional Information (Unaudited)
August 31, 2022

TRUSTEES & OFFICERS

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Independent Trustees

Leonard M. Rush, CPA	Chairman,	Indefinite	37	Retired, Chief Financial	Independent
615 E. Michigan St.	Trustee	Term;		Officer, Robert W. Baird	Trustee,
Milwaukee, WI 53202	and Audit	Since		& Co. Incorporated	ETF Series
Year of Birth: 1946	Committee	April 2011		(2000-2011).	Solutions
	Chairman				(60 Portfolios)
(2012-Present);

David A. Massart	Trustee	Indefinite	37	Partner and Managing	Independent
615 E. Michigan St.		Term;		Director, Beacon Pointe	Trustee,
Milwaukee, WI 53202		Since		Advisors, LLC (since 2022);	ETF Series
Year of Birth: 1967		April 2011		Co-Founder and Chief	Solutions
				Investment Strategist,	(60 Portfolios)
				Next Generation Wealth	(2012-Present)
Management, Inc.
(2005-2021).

PRINCIPAL STREET FUNDS

Additional Information (Unaudited) – Continued
August 31, 2022

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
David M. Swanson	Trustee	Indefinite	37	Founder and Managing	Independent Trustee,
615 E. Michigan St.	and	Term;		Principal, SwanDog	ALPS Variable
Milwaukee, WI 53202	Nominating	Since		Strategic Marketing, LLC	Investment Trust
Year of Birth: 1957	&	April 2011		(2006-Present).	(7 Portfolios)
	Governance				(2006-Present);
	Committee				Independent
	Chairman				Trustee, RiverNorth
Funds (3 Portfolios)
(2018-Present);
RiverNorth
Managed Duration
Municipal Income
Fund Inc. (1 Portfolio)
(2019-Present);
RiverNorth Specialty
Finance Corporation
(1 Portfolio)
(2018-Present);
RiverNorth/
DoubleLine Strategic
Opportunity Fund,
Inc. (1 Portfolio)
(2018-Present);
RiverNorth
Opportunities
Fund, Inc.
(1 Portfolio)
(2015-Present);
RiverNorth
Opportunistic
Municipal Income
Fund, Inc.
(1 Portfolio)
(2018-Present),
Rivernorth
Flexible Municipal
Income Fund
(2020-Present).

PRINCIPAL STREET FUNDS

Additional Information (Unaudited) – Continued
August 31, 2022

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Independent Trustees

Robert J. Kern*	Trustee	Indefinite	37	Retired (July 2018-	None
615 E. Michigan St.		Term;		Present); Executive Vice
Milwaukee, WI 53202		Since		President, U.S. Bancorp
Year of Birth: 1958		January 2011		Fund Services, LLC
(1994-2018).

Officers

Brian R. Wiedmeyer	President	Indefinite	N/A	Vice President, U.S.	N/A
615 E. Michigan St.	and	Term,		Bancorp Fund Services,
Milwaukee, WI 53202	Principal	Since		LLC (2005-Present).
Year of Birth: 1973	Executive	November 2018
Officer

Deborah Ward	Vice	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	President,	Term;		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Chief	Since		LLC (2004-Present).
Year of Birth: 1966	Compliance	April 2013
Officer and
Anti-Money
Laundering
Officer

Benjamin Eirich	Treasurer,	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Principal	Term;		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Financial	Since		LLC (2008-Present).
Year of Birth: 1981	Officer	August 2019
	and Vice	(Treasurer);
	President	Indefinite
Term;
Since
November 2018
(Vice President)

John Hadermayer	Secretary	Indefinite	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.		Term;		Fund Services, LLC
Milwaukee, WI 53202		Since		(2022-Present); Executive
Year of Birth: 1977		May 2022		Director, AQR Capital
Management, LLC
(2013-2022).

PRINCIPAL STREET FUNDS

Additional Information (Unaudited) – Continued
August 31, 2022

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Douglas Schafer	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term;		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	and Vice	Since		LLC (2002-Present).
Year of Birth: 1970	President	May 2016
(Assistant
Treasurer);
Indefinite
Term;
Since
November 2018
(Vice President)

Sara J. Bollech	Assistant	Indefinite	N/A	Officer, U.S. Bancorp Fund	N/A
615 E. Michigan St.	Treasurer	Term;		Services, LLC
Milwaukee, WI 53202	and Vice	Since		(2007-Present).
Year of Birth: 1977	President	November 2021

Peter A. Walker, CPA	Assistant	Indefinite	N/A	Officer, U.S. Bancorp Fund	N/A
615 E. Michigan St.	Treasurer	Term;		Services, LLC (2016-Present).
Milwaukee, WI 53202	and Vice	Since
Year of Birth: 1993	President	November 2021

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Additional Information (Unaudited) – Continued
August 31, 2022

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 22-23, 2022, the Trust’s Board of Trustees (“Board”), each of whom were present virtually, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the Investment Advisory Agreement between the Trust and Principal Street Partners, LLC (“Principal Street” or the “Adviser”) regarding the Principal Street Short Term Municipal Fund (the “Fund”) (the “Principal Street Advisory Agreement”) for an initial two-year term.

Prior to the meeting and at the meeting, the Trustees received and considered information from the Adviser and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the approval of the Principal Street Advisory Agreement (“Support Materials”). The Independent Trustees then reviewed the Support Materials with regard to Principal Street and the Fund. They discussed initial SEC filings for the Fund. They reviewed and considered the Fund’s proposed investment strategy, services that Principal Street proposed to provide to the Fund, proposed Fund management fees, any additional benefits that Principal Street expects to realize from its management of the Fund, and other matters that the Trustees deemed relevant. The Trustees also reviewed Principal Street’s financial statements and considered the financial condition of the firm. They also reviewed analyses which were prepared by the administrator of the Fund’s proposed and projected expenses relative to other funds in the same Morningstar category. Before voting to approve the Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for the Trustees’ consideration of the approval of the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to approve the Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Short Term Municipal Fund: (1) the nature, extent, and quality of the services to be provided by Principal Street with respect to the Short Term Municipal Fund; (2) the cost of the services to be provided and the profits to be realized by Principal Street, and the revenue received, from services rendered to the Short Term Municipal Fund; (3) comparative fee and expense data for the Short Term Municipal Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as the Short Term Municipal Fund grows, and whether the proposed advisory fee for the Short Term Municipal Fund reflects such economies of scale for the Short Term Municipal Fund’s benefit; and (5) other benefits to Principal Street resulting from services rendered to the Short Term Municipal Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Principal Street will provide under the Advisory Agreement with respect to the Short Term Municipal Fund, noting that such services include but are not limited to the following: (1) investing the Short Term Municipal Fund’s assets consistent with the Short Term Municipal Fund’s investment objectives and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to the Short Term Municipal Fund’s portfolio securities; (4) maintaining the required books and records for transactions effected by Principal Street on behalf of the Short Term Municipal Fund; and (5) selecting broker-dealers to execute orders on behalf of the Short Term Municipal Fund. The Trustees noted that Principal Street is well capitalized. The Trustees also considered Principal Street’s assets under management. The Trustees considered the experience of the proposed portfolio managers from Principal Street in managing similar funds.

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Additional Information (Unaudited) – Continued
August 31, 2022

Cost of Advisory Services and Profitability. The Trustees considered the proposed management fee that the Short Term Municipal Fund will pay to Principal Street under the Advisory Agreement in the amount of 0.45% of the Short Term Municipal Fund average annual daily net assets. They also considered Principal Street’s profitability analysis (12-month pro-forma) for services that Principal Street will render to the Short Term Municipal Fund. The Trustees also noted that Principal Street had contractually agreed, for a period of at least one year from the effective date of the Fund’s prospectus, to waive its management fees and reimburse the Fund for its operating expenses to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, interest expense, taxes, and non-routine expenses) do not exceed 0.70% of the Fund’s average daily net assets. The Trustees expected that Principal Street’s service relationship with the Fund would yield a reasonable profit.

Comparative Fee and Expense Data. The Trustees considered an analysis that the Trust’s administrator had prepared, comparing the contractual expenses that the Short Term Municipal Fund will bear to those of funds in the same Morningstar category.

•
Principal Street Short Term Municipal Fund. The Trustees noted that the Fund’s proposed management fee of 0.45% is below the peer group median and average. The Trustees also noted that the projected total contractual expenses are below the peer group median and average. The Trustees additionally noted that, when compared to similarly sized funds, the Fund’s projected total contractual expenses of 0.70% are above the peer group median and average, but within the range of the total operating expenses in the peer group.

While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Principal Street’s proposed advisory fees were reasonable.

Economies of Scale. The Trustees considered whether the Short Term Municipal Fund would benefit from any economies of scale, noting that the proposed investment advisory fee for the Fund does not contain breakpoints. The Trustees concluded that it is not necessary to consider the implementation of fee breakpoints at this time, but committed to revisit this issue in the future as circumstances change and asset levels increase.

Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by Principal Street from its relationships with the Short Term Municipal Fund. The Trustees noted that Principal Street will not use affiliated brokers to execute the Short Term Municipal Fund’s portfolio transactions. The Trustees considered that Principal Street may receive some form of reputational benefit from services rendered to the Short Term Municipal Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Principal Street does not receive additional material benefits from its relationship with the Short Term Municipal Fund.

Based upon Principal Street’s presentation at the Board meeting and information from Principal Street and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed Advisory Agreement, the Board concluded that the overall arrangements between the Trust and Principal Street as set forth in the Advisory Agreement are fair and reasonable in light of the services that Principal Street will perform, the investment advisory fees that Principal Street will receive for such services, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.

PRINCIPAL STREET FUNDS

Additional Information (Unaudited) – Continued
August 31, 2022

STATEMENT REGARDING THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, Managed Portfolio Series (the “Trust”), on behalf of the Principal Street High Income Municipal Fund (the “Fund”) and Principal Street Short Term Municipal Fund, has adopted and implemented a written liquidity risk management program (the “Program”) that includes policies and procedures reasonably designed to comply with the requirements of Rule 22e-4, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation on illiquid investments; and (v) redemptions in-kind. The Trust’s Board of Trustees (the “Board”) has approved the designation of Principal Street Partners, LLC (“Principal Street”) as the administrator of the Program (the “Program Administrator”). Personnel of Principal Street conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Principal Street Liquidity Committee.

In accordance with Rule 22e-4, the Board reviewed a report prepared by the Program Administrator (the “Report”) regarding the operation of the Program and its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021 (the “Reporting Period”). No significant liquidity events impacting the Fund during the Reporting Period or material changes to the Program were noted in the Report.  The Report did not cover the Principal Street Short Term Municipal Fund as it had not yet commenced operations during the Reporting Period.

Under the Program, Principal Street manages and periodically reviews the Fund’s liquidity risk, including consideration of applicable factors specified in Rule 22e-4 and the Program. Liquidity risk is defined as the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. In general, this risk was managed during the Reporting Period by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. In the Report, Principal Street provided its assessment that, based on the information considered in its review, the Program remains reasonably designed to manage the Fund’s liquidity risk and the Fund’ s investment strategy remains appropriate for an open-end fund.

Pursuant to the Program, the Program Administrator oversaw the classification of each of the Fund’s portfolio investments as highly liquid, moderately liquid, less liquid or illiquid during the Reporting Period, including in connection with recording investment classifications on Form N-PORT. Principal Street’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Fund qualified as a “primarily highly liquid fund” as defined in the Program during the Reporting Period. Accordingly, the Fund was not required to establish a HLIM or comply with the related Program provisions during the Reporting Period.

During the Reporting Period, the Fund’s investments were monitored for compliance with the 15% limitation on illiquid investments pursuant to the Program and in accordance with Rule 22e-4.

The Report noted that the Funds did not effect redemptions in-kind during the Reporting Period. The Report concluded, with respect to each Fund: (i) the Program was implemented and operated effectively to achieve the goal of assessing and managing the Fund’s liquidity risk during the Reporting Period; and (ii) the Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund during the Reporting Period.

PRINCIPAL STREET FUNDS

Additional Information (Unaudited) – Continued
August 31, 2022

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Funds’ Part F of Form N-PORT is available without charge upon request by calling 1-877-914-7343.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-877-914-7343.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-877-914-7343, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended August 31, 2022, certain dividends paid by the Funds may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 00.00% and 00.00% for the High Income Fund and Short Term Fund, respectively.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2022 was 00.00% and 00.00% for the High Income Fund and Short Term Fund, respectively.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 00.00% and 00.00% for the High Income Fund and Short Term Fund, respectively.

PRINCIPAL STREET FUNDS

Privacy Notice (Unaudited)

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds.  If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds.  All shareholder records will be disposed of in accordance with applicable law.  The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

 (This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Principal Street Partners, LLC
6075 Poplar Avenue, Suite 221
Memphis, TN 38119

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Funds’ Statements of Additional Information contain additional information about the
Funds’ trustees and is available without charge upon request by calling 1-877-914-7343.

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.  The Registrant has not made any substantive amendments to its code of ethics during the year covered by this report.

The Registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the Registrant’s code of ethics that applies to the Registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Fund’s tax returns and distribution calculations. There were no “other services” provided by the principal accountant. For the fiscal years ended August 31, 2022 and August 31, 2021, the Fund’s principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2022	FYE 8/31/2021
(a) Audit Fees	$36,473	$17,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$8,000	$4,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the Registrant, including services provided to any entity affiliated with the Registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement was as follows:

	FYE 8/31/2022	FYE 8/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the Registrant’s accountant for services to the Registrant and to the Registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2022	FYE 8/31/2021
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed Herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Managed Portfolio Series

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    November 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    November 7, 2022

By (Signature and Title)      /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    November 7, 2022